5. STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options Tables
Stock Options activity

	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2015	6,940,395	$0.66	6.97	$625,412
Granted	1,000	0.19
Exercised / Expired	(195,587)	0.49
Outstanding, March 31, 2015	6,745,808	$0.66	5.34	$56,830

Vested and exercisable, March 31, 2015	5,929,916	$0.67	4.92	$56,830

	2014		2013
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,531,192	$0.68	6,463,206	$0.67
Options granted	754,761	$0.40	977,276	$0.50
Options exercised	(242,439)	$0.32	(580,540)	$0.31
Options expired/forfeited	(103,119)	$0.68	(328,750)	$1.15

Outstanding at end of year	6,940,395	$0.66	6,531,192	$0.66
Options vested and exercisable at year-end	5,988,119	$0.66	5,463,963	$0.58
Options available for grant at year-end	6,314,824		6,724,027
Aggregate intrinsic value – options exercised	$49,675		$236,059
Aggregate intrinsic value – options outstanding	$494,119		$625,412
Aggregate intrinsic value – options vested and exercisable	$612,946		$612,946
Options unvested, balance at beginning of year (1)	1,067,229	$1.12	1,819,087	$1.18
Options granted (1)	754,761	$0.40	977,276	$0.50
Vested (1)	(766,595)	$0.66	(1,582,034)	$0.80
Cancelled/Forfeited	(103,119)	$0.68	(147,100	$1.22
Balance, end of period (1)	952,276		1,067,229	$1.12